Employee Benefit Plans and Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Net periodic benefit cost
Service cost	$ 23	$ 25	$ 24
Interest cost	129	143	144
Expected return on assets	(147)	(148)	(137)
Amortization of:
Prior service cost (credit)	3	2	2
Actuarial loss	69	62	66
Net periodic benefit cost	77	84	99
Curtailment and settlement loss (gain) and other	2		1
Net periodic benefit cost	79	84	100
Other Postretirement Benefits [Member]
Net periodic benefit cost
Service cost	9	9	9
Interest cost	52	58	60
Expected return on assets	(6)	(6)	(5)
Amortization of:
Prior service cost (credit)	(14)	(26)	(41)
Actuarial loss	20	21	15
Net periodic benefit cost	61	56	38
Curtailment and settlement loss (gain) and other			(1)
Net periodic benefit cost	$ 61	$ 56	$ 37